ORDINARY SHARES - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	May 31, 2025 USD ($)	Nov. 22, 2023 USD ($)	Nov. 22, 2022 USD ($)
Share Repurchase Program [Line Items]
Stock repurchased during period value | ¥	¥ 342,527		¥ 207,441	¥ 90,492
Reissuance of treasury stock for share-based compensation | shares	1,904,192	1,904,192
November 2022 Share Repurchase Program [Member]
Share Repurchase Program [Line Items]
Stock repurchase program authorized amount						$ 80,000	$ 30,000
May 2025 Share Repurchase Program [Member]
Share Repurchase Program [Line Items]
Stock repurchase program authorized amount					$ 100,000
2022 and 2025 Share Repurchase Program [Member]
Share Repurchase Program [Line Items]
Stock repurchased during period shares | shares	10,548,253	10,548,253
Stock repurchased during period value		$ 47,493
Common Class A [Member]
Share Repurchase Program [Line Items]
Common stock voting rights	Each Class A ordinary share is entitled to one vote	Each Class A ordinary share is entitled to one vote
Common stock terms of conversion from class to the another	Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances.	Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances.
Common Class B [Member]
Share Repurchase Program [Line Items]
Common stock voting rights	each Class B ordinary share is entitled to ten votes	each Class B ordinary share is entitled to ten votes
Common stock terms of conversion from class to the another	Each class B ordinary is convertible into one Class A ordinary share	Each class B ordinary is convertible into one Class A ordinary share